Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Distribution of Profits [Line Items]
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 608,376	¥ 559,520
Net assets	¥ 1,510,070	¥ 1,461,214
PRC [Member]
Distribution of Profits [Line Items]
Appropriations to the statutory surplus reserve percentage	10.00%